Capital structure and financing - C.6. Net finnacial obligations, table 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in liabilities arising from financing activities [abstract]
Interest accretion, liabilities arising form financing activities	$ 17	$ 8
Transfers, liabilities arising form financing activities	3	3
Other non-cash movements, liabilities arising form financing activities	(10)	(14)
Changes In Net Debt [Abstract]
Net debt	5,902	4,596
Cash flows, net debt	(121)	998
Scope changes, net debt	0	269
Additions/acquisitions, net debt	68	109
Foreign exchange movements, net debt	(22)	(14)
Transfers (to)/from assets held for sale, net debt	0	(52)
Net debt	5,837	5,902
Bond and bank debt and financing
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	5,972	4,227
Cash flows, liabilities arising form financing activities	(274)	1,743
Scope changes, liabilities arising form financing activities	0	74
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0
Interest accretion, liabilities arising form financing activities	16	8
Foreign exchange movements, liabilities arising form financing activities	(10)	(16)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	0	(53)
Transfers, liabilities arising form financing activities	(3)	3
Other non-cash movements, liabilities arising form financing activities	(10)	(14)
Liabilities arising from financing activities, end of period	5,691	5,972
Lease liabilities [member]
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	1,096	898
Cash flows, liabilities arising form financing activities	(121)	(107)
Scope changes, liabilities arising form financing activities	0	210
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	68	109
Interest accretion, liabilities arising form financing activities	1	0
Foreign exchange movements, liabilities arising form financing activities	(30)	(6)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	0	(8)
Transfers, liabilities arising form financing activities	6	0
Other non-cash movements, liabilities arising form financing activities	0	0
Liabilities arising from financing activities, end of period	1,021	1,096
Cash and cash equivalents
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	1,164	528
Cash flows, assets	(272)	638
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	(17)	(8)
Transfers (to)/from assets held for sale. assets	0	(9)
Assets, end of period	875	1,164
Changes in liabilities arising from financing activities [abstract]
Scope changes, liabilities arising form financing activities		16
Changes In Net Debt [Abstract]
Scope changes, net debt	0
Other
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	2	2
Cash flows, assets	(2)	0
Foreign exchange movements, assets		0
Transfers (to)/from assets held for sale. assets		0
Assets, end of period	0	2
Changes in liabilities arising from financing activities [abstract]
Scope changes, liabilities arising form financing activities		$ 0
Changes In Net Debt [Abstract]
Scope changes, net debt	$ 0